Financial assets designated and otherwise mandatorily measured at fair value through profit or loss - Securities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 2,471,203	$ 2,433,785
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	41,111
Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,349	29,464
Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	38,762
Securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	32,566
Securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,349	29,456
Securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	30,217
UK Government | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0
UK Government | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	17
UK Government | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	0
Hong Kong Government | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	4
Hong Kong Government | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	4	64
Hong Kong Government | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	0
Other governments | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,386
Other governments | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	673	1,247
Other governments | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	713
Asset-backed securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	399
Asset-backed securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	2
Asset-backed securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	399
Corporate debt and other securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	5,428
Corporate debt and other securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	1,672	3,366
Corporate debt and other securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	3,756
Equities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	25,349
Equities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	24,760
Equities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	25,349
Debt securities issued by banks and other financial institutions | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	2,537	1,621
Debt securities issued by banks and other financial institutions, guaranteed by governments | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0